NOTES PAYABLE (Details) - USD ($)	Jan. 31, 2017	Apr. 30, 2016	Apr. 30, 2015
Notes payable	$ 375,000	$ 375,000	$ 375,000
Note Payable [Member]
Notes payable	300,000	300,000	300,000
Note payable One [Member]
Notes payable	25,000	25,000	25,000
Note payable Two [Member]
Notes payable	$ 50,000	$ 50,000	$ 50,000